Segment information - Energy & transportation sales (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Energy and transportation sales
Sales and revenues	$ 19,133	$ 17,638	$ 16,569	$ 14,249	$ 16,215	$ 16,106	$ 16,689	$ 15,799	$ 67,589	$ 64,809
Power & Energy
Energy and transportation sales
Sales and revenues	7,118	6,181	5,794	4,654	5,636	5,236	5,287	4,697	23,747	20,856
Power & Energy | Oil and Gas
Energy and transportation sales
Sales and revenues	2,398	1,979	1,867	1,258	1,927	1,656	1,829	1,568	7,502	6,980
Power & Energy | Power Generation
Energy and transportation sales
Sales and revenues	3,238	2,634	2,407	1,996	2,242	2,011	1,885	1,618	10,275	7,756
Power & Energy | Industrial
Energy and transportation sales
Sales and revenues	$ 1,482	$ 1,568	$ 1,520	$ 1,400	$ 1,467	$ 1,569	$ 1,573	$ 1,511	$ 5,970	$ 6,120